Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

August 20, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds – Reorganization involving Fixed Income Fund,
Short-Intermediate U.S. Government Fund, Large Cap Equity Fund,
Large Cap Growth Fund, International Equity Fund, Stock Index
Fund, International Equity Index Fund, Small Cap Index Fund
(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Trust’s Registration Statement on Form N-14 (with exhibits) (the “Registration Statement”).

This filing is made in connection with the reorganization (the “Reorganization”) of certain of the Trust’s series (each an “Acquiring Fund”) with corresponding series of Northern Institutional Funds (“NIF”) (811-03605; 002-80543), as follows: (a) the Bond Portfolio and Intermediate Bond Portfolio of NIF with and into the Fixed Income Fund; (b) the U.S. Government Securities Portfolio of NIF with and into the Short Intermediate U.S. Government Fund; (c) the Large Cap Equity Portfolio of NIF with and into the Large Cap Equity Fund; (d) the Large Cap Growth Portfolio of NIF with and into the Large Cap Growth Fund; (e) the International Equity Portfolio of NIF with and into the International Equity Fund; (f) the Equity Index Portfolio of NIF with and into the Stock Index Fund; (g) the International Equity Index Portfolio of NIF with and into the International Equity Index Fund; and (h) the Small Company Index Portfolio of NIF with and into the Small Cap Index Fund.

Securities and Exchange Commission

August 20, 2012

As described more fully in the enclosed Registration Statement, the Boards of Trustees of the Trust and NIF approved a Plan of Reorganization (the “Plan”) at concurrent meetings held on August 9, 2012. Pursuant to the Plan, all of the assets of each series of NIF described above (an “Acquired Fund”) will be transferred to a corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund and Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The shares of the Acquiring Fund then will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on September 19, 2012. Therefore, we would appreciate receiving any comments you may have as soon as possible so that the Trust may be in a position to mail the Information Statement/Prospectus and related materials to shareholders of each of the Acquired Funds on or about September 26, 2012. The reorganization of the first set of funds – the Northern Institutional Funds Bond Portfolio with and into the Northern Funds Fixed Income Fund – is scheduled to take effect on or about October 26, 2012.

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Please call me with questions or comments concerning this filing at (215) 988-1146.

Sincerely,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Craig Carberry, Esq.